Cover	Sep. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	001-35319
Entity Registrant Name	Steel Connect, Inc.
Entity Central Index Key	0000914712
Entity Tax Identification Number	04-2921333
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Midway Ln.
Entity Address, City or Town	Smyrna
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	914
City Area Code	37167
Local Phone Number	461-1276
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STCN
Security Exchange Name	NASDAQ
Rights to Purchase Series D Junior Participating Preferred Stock
Title of 12(b) Security	Rights to Purchase Series D Junior Participating Preferred Stock
Security Exchange Name	NASDAQ